Note 1 - Basis of Presentation and General Information (Details) - Summary of Revenue Percentage by Major Charterer	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Charterer A [Member]
Revenue, Major Customer [Line Items]
Charterer			11.00%
Charterer C [Member]
Revenue, Major Customer [Line Items]
Charterer	63.00%	51.00%	20.00%
Charterer D [Member]
Revenue, Major Customer [Line Items]
Charterer			12.00%
Charterer E [Member]
Revenue, Major Customer [Line Items]
Charterer			12.00%
Charterer F [Member]
Revenue, Major Customer [Line Items]
Charterer			13.00%
Charterer G [Member]
Revenue, Major Customer [Line Items]
Charterer	18.00%	21.00%
Charterer H [Member]
Revenue, Major Customer [Line Items]
Charterer	18.00%	17.00%